REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling and completion fluids, pressure control, well testing services, wireline logging services, and slickline services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region.

Revenue from operations

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$878,076	$785,642	$567,249
Drilling and Evaluation Services	423,628	360,273	342,268
Total revenue from external customers	$1,301,704	$1,145,915	$909,517

Long-lived assets

	As of
	December 31, 2024	December 31, 2023
Reportable Segment:
Production Services	$220,453	$225,612
Drilling and Evaluation Services	162,295	170,224
Total Reportable Segments	382,748	395,836
Unallocated assets	55,398	46,830
Total long-lived assets	$438,146	$442,666

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating income / (loss)

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$146,869	$111,060	$28,717
Drilling and Evaluation Services	63,102	36,461	33,473)
Total Reportable Segments	209,971	147,521	62,190
Unallocated expenses	(72,267)	(66,818)	(63,107)
Total Operating income / (loss)	137,704	80,703)	(917)
Interest expense, net	(39,881)	(45,826)	(34,126)
Other (expense) / income, net	(2,325)	(5,031)	5,242)
Income / (loss) before income tax	$95,498	$29,846	$(29,801)

Unallocated expenses for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, mainly include corporate selling, general and administrative expenses (inclusive of amortization), offset in small part by a portion of these costs that are allocated to the reportable segments. As described elsewhere, corporate selling, general and administrative expenses are primarily comprised of payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Significant segment expenses, which represents the difference between segment revenue and pretax segment income, consist of the following:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Production Services:
Compensation	$193,908	$173,539	$151,922
Cost of products, materials, and supplies	262,003	231,642	156,962
Transport and rental	115,025	99,432	92,156
Depreciation and amortization	80,547	88,777	67,061
Other	79,724	81,192	70,431
	$731,207	$674,582	$538,532

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Drilling and Evaluation Services
Compensation	$137,362	$121,707	$112,266
Cost of products, materials, and supplies	70,740	64,144	57,889
Transport and rental	68,783	52,736	56,010
Depreciation and amortization	42,386	42,219	37,891
Other	41,255	43,006	44,739
	$360,526	$323,812	$308,795

Other segment expenses include mobilization, occupancy, professional, and other costs.

Revenue by geographic area

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	1,282,923	1,132,321	893,635
Rest of World	18,781	13,594	15,882
Total revenue	$1,301,704	$1,145,915	$909,517

Long-lived assets by geographic area

	As of
	December 31, 2024		December 31, 2023
Geographic area:
Domestic (British Virgin Islands)	$		$-
MENA		428,353	431,002
Rest of World		9,793	11,664
Total long-lived assets		$438,146	$442,666

Significant customers

Revenues from four customers individually accounted for 54%, 9%, 7% and 4% of the Company’s consolidated revenues in the year ended December 31, 2024, 44%, 8%, 7% and 5% of the Company’s consolidated revenues in the year ended December 31, 2023, and 40%, 9%, 7% and 7% of the Company’s consolidated revenues in the year ended December 31, 2022.